Statement of Additional Information (SAI) Supplement American Century Mutual Funds, Inc. (SAI dated March 1, 2014)

Supplement dated August 1, 2014

The following replaces the management fee schedules under the Investment Advisor section for Focused Growth, Fundamental Equity, Growth, NT Growth, Select and Ultra funds.

Fund	Class	Percentage of Strategy Assets
Focused Growth	Investor, A, C and R	0.990% up to $4 billion 0.970% $4 to $8 billion 0.950% $8 to $12 billion 0.930% $12 to $16 billion 0.910% $16 to $20 billion 0.890% $20 to $25 billion 0.800% over $25 billion
	Institutional	0.790% up to $4 billion 0.770% $4 to $8 billion 0.750% $8 to $12 billion 0.730% $12 to $16 billion 0.710% $16 to $20 billion 0.690% $20 to $25 billion 0.600% over $25 billion
Fundamental Equity	Investor, A, B, C and R	0.990% up to $4 billion 0.970% $4 to $8 billion 0.950% $8 to $12 billion 0.930% $12 to $16 billion 0.910% $16 to $20 billion 0.890% $20 to $25 billion 0.800% over $25 billion
	Institutional	0.790% up to $4 billion 0.770% $4 to $8 billion 0.750% $8 to $12 billion 0.730% $12 to $16 billion 0.710% $16 to $20 billion 0.690% $20 to $25 billion 0.600% over $25 billion
Growth	Investor, A, C, and R	0.990% up to $4 billion 0.970% $4 to $8 billion 0.950% $8 to $12 billion 0.930% $12 to $16 billion 0.910% $16 to $20 billion 0.890% $20 to $25 billion 0.800% over $25 billion
	Institutional	0.790% up to $4 billion 0.770% $4 to $8 billion 0.750% $8 to $12 billion 0.730% $12 to $16 billion 0.710% $16 to $20 billion 0.690% $20 to $25 billion 0.600% over $25 billion

Fund	Class	Percentage of Strategy Assets
Growth	R6	0.640% up to $4 billion 0.620% $4 to $8 billion 0.600% $8 to $12 billion 0.580% $12 to $16 billion 0.560% $16 to $20 billion 0.540% $20 to $25 billion 0.450% over $25 billion
NT Growth	Institutional	0.790% up to $4 billion 0.770% $4 to $8 billion 0.750% $8 to $12 billion 0.730% $12 to $16 billion 0.710% $16 to $20 billion 0.690% $20 to $25 billion 0.600% over $25 billion
	R6	0.640% up to $4 billion 0.620% $4 to $8 billion 0.600% $8 to $12 billion 0.580% $12 to $16 billion 0.560% $16 to $20 billion 0.540% $20 to $25 billion 0.450% over $25 billion
Select	Investor, A, C and R	0.990% up to $4 billion 0.970% $4 to $8 billion 0.950% $8 to $12 billion 0.930% $12 to $16 billion 0.910% $16 to $20 billion 0.890% $20 to $25 billion 0.800% over $25 billion
	Institutional	0.790% up to $4 billion 0.770% $4 to $8 billion 0.750% $8 to $12 billion 0.730% $12 to $16 billion 0.710% $16 to $20 billion 0.690% $20 to $25 billion 0.600% over $25 billion
	R6	0.640% up to $4 billion 0.620% $4 to $8 billion 0.600% $8 to $12 billion 0.580% $12 to $16 billion 0.560% $16 to $20 billion 0.540% $20 to $25 billion 0.450% over $25 billion

Fund	Class	Percentage of Strategy Assets
Ultra	Investor, A, C and R	0.990% up to $4 billion 0.970% $4 to $8 billion 0.950% $8 to $12 billion 0.930% $12 to $16 billion 0.910% $16 to $20 billion 0.890% $20 to $25 billion 0.800% over $25 billion
	Institutional	0.790% up to $4 billion 0.770% $4 to $8 billion 0.750% $8 to $12 billion 0.730% $12 to $16 billion 0.710% $16 to $20 billion 0.690% $20 to $25 billion 0.600% over $25 billion
	R6	0.640% up to $4 billion 0.620% $4 to $8 billion 0.600% $8 to $12 billion 0.580% $12 to $16 billion 0.560% $16 to $20 billion 0.540% $20 to $25 billion 0.450% over $25 billion

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

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